Subsidiary - Summary of Interest in Subsidiaries (Detail)	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2022
Boa Vista Servios S.A [Member] | Acordo Certo Participaes S.A [member]
Disclosure of subsidiaries [line items]
Ownership interest	0.00%	100.00%